Average Annual Total Returns - Developed International Equity Select ETF	Developed International Equity Select ETF 1 Year	Developed International Equity Select ETF Since Inception	Developed International Equity Select ETF Inception Date	Developed International Equity Select ETF After tax on distributions 1 Year	Developed International Equity Select ETF After tax on distributions Since Inception	Developed International Equity Select ETF After tax on distributions and sale of fund shares 1 Year	Developed International Equity Select ETF After tax on distributions and sale of fund shares Since Inception	Nasdaq Riskalyze Developed Markets Index (reflects no deduction for fees, expenses or taxes) 1 Year	Nasdaq Riskalyze Developed Markets Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ Developed Markets Ex-US Large Mid Cap Index (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ Developed Markets Ex-US Large Mid Cap Index (reflects no deduction for fees, expenses or taxes) Since Inception	MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	1.86%	3.70%	Jun. 20, 2017	1.36%	2.81%	1.08%	2.44%	3.15%	4.99%	10.02%	7.30%	7.59%	6.45%